Leases	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Leases

Note 18	Leases
Right-of-use assets
BCE’s significant right-of-use assets under leases are satellites, office premises, land, cellular tower sites, retail outlets and OOH advertising spaces. Right-of-use assets are presented in Property, plant and equipment in the statements of financial position.

FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2023		3,693	4,119	7,812
Additions		832	729	1,561
Transfers		(215)	(4)	(219)
Business disposition		—	(20)	(20)
Lease terminations		(37)	(15)	(52)
Impairment losses recognized in earnings	8	—	(30)	(30)
Reclassified to assets held for sale		(2)	(5)	(7)
December 31, 2023		4,271	4,774	9,045
ACCUMULATED DEPRECIATION
January 1, 2023		1,804	1,858	3,662
Depreciation		425	364	789
Transfers		(113)	(1)	(114)
Business disposition		—	(3)	(3)
Lease terminations		(13)	(2)	(15)
December 31, 2023		2,103	2,216	4,319
NET CARRYING AMOUNT
January 1, 2023		1,889	2,261	4,150
December 31, 2023		2,168	2,558	4,726

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2022		3,240	3,931	7,171
Additions		681	336	1,017
Transfers		(195)	(6)	(201)
Business acquisitions/(business disposition)		2	(11)	(9)
Lease terminations		(35)	(7)	(42)
Impairment losses recognized in earnings	8	—	(124)	(124)
December 31, 2022		3,693	4,119	7,812
ACCUMULATED DEPRECIATION
January 1, 2022		1,554	1,538	3,092
Depreciation		374	335	709
Transfers		(112)	(5)	(117)
Business disposition		—	(7)	(7)
Lease terminations		(12)	(3)	(15)
December 31, 2022		1,804	1,858	3,662
NET CARRYING AMOUNT
January 1, 2022		1,686	2,393	4,079
December 31, 2022		1,889	2,261	4,150
Leases in net earnings
The following table provides the expenses related to leases recognized in net earnings.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Interest expense on lease liabilities	193	165
Variable lease payment expenses not included in the measurement of lease liabilities	126	133
Expenses for leases of low value assets	63	60
Expenses for short-term leases	29	27
Leases in the statements of cash flows
Total cash outflow related to leases was $1,455 million and $1,272 million for the year ended December 31, 2023 and December 31, 2022, respectively.
Additional disclosures
See Note 24, Debt due within one year, and Note 25, Long-term debt, for lease liabilities balances included in the statements of financial position.
See Note 29, Financial and capital management, for a maturity analysis of lease liabilities.
See Note 34, Commitments and contingencies, for leases committed but not yet commenced as at December 31, 2023.